UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 1999

Check here if Amendment [ X ];      Amendment Number:  2
                                                      ---
         This Amendment (Check only one.):  [ X ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Firsthand Capital Management, Inc.
Address:          125 South Market
                  Suite 1200
                  San Jose, California 95113

Form 13F File Number:  28-04505

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kelvin K. Leung
Title:            General Counsel
Phone:            (408) 294-2200

Signature, Place, and Date of Signing:

                  /s/ Kelvin K. Leung     San Jose, California       04/11/01
                  -------------------     ---------------------      --------
                  [Signature]               [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                  0
                                               ----------------------

Form 13F Information Table Entry Total:                            84
                                               ----------------------

Form 13F Information Table Value Total:        $              421,516
                                               ----------------------
                                                   (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                 Firsthand Capital Management, Inc.
                                                              FORM 13F
                                                           as of 06/30/99


                                                                                                               Voting Authority
                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other    ------------------------
      Name of Issuer         Class       CUSIP           (x 1000)      PrnAmt   Prn Call Dscretn Managers      Sole     Shared  None
---------------------------- --------    ---------      ---------    ---------  --- ---- ----------------  ------------------------
ADAPTEC, INC.                  COM       00651F108        5,473       155,000   SH         SOLE              155,000
ADC TELECOMMUNICATIONS, INC.   COM       000886101        5,468       120,000   SH         SOLE              120,000
ADVANCED FIBRE COMMUNICATION   COM       00754A105        1,273        81,500   SH         SOLE               81,500
ALTERA CORP.                   COM       021441100        3,127        84,941   SH         SOLE               75,059          9,882
AMERICA ONLINE, INC.           COM       02364J104        4,629        43,806   SH         SOLE               43,806
AMGEN, INC.                    COM       031162100        2,118        34,800   SH         SOLE               34,800
APPLIED MATERIALS CORP.        COM       038222105        4,736        65,728   SH         SOLE               65,728
APPLIED MICRO CIRCUITS CORP.   COM       03822W109       28,130       342,000   SH         SOLE              342,000
APPLIED SCIENCE & TECHNOLOGY   COM       038236105        2,194        97,500   SH         SOLE               97,500
ASPEC TECHNOLOGY, INC.         COM       045233103          312       356,000   SH         SOLE              356,000
AT HOME CORP.                  COM       045919107          324         6,000   SH         SOLE                6,000
AT&T CORP.                     COM       001957109       20,980       375,900   SH         SOLE              375,900
AVANTI CORP.                   COM       053487104        5,422       429,462   SH         SOLE              429,462
AWARE, INC.                    COM       05453N100          461        10,000   SH         SOLE               10,000
BIOGEN, INC.                   COM       090597105          257         4,000   SH         SOLE                4,000
BOSTON SCIENTIFIC CORP.        COM       101137107        6,832       155,500   SH         SOLE              155,500
CABLETRON SYSTEMS, INC.        COM       126920107       14,430     1,110,000   SH         SOLE            1,110,000
CADENCE DESIGN SYSTEMS, INC.   COM       127387108        2,080       163,194   SH         SOLE              163,194
CARDIMA, INC.                  COM       14147M106        1,219       600,000   SH         SOLE              600,000
CARDIOTHORACIC SYSTEMS, INC.   COM       141907105        8,442       603,000   SH         SOLE              603,000
CELERITEK, INC.                COM       150926103        3,264       522,200   SH         SOLE              522,200
CENTOCOR, INC.                 COM       152342101        8,439       181,000   SH         SOLE              181,000
CHECK POINT SOFTWARE TECHNOL   COM       M22465104          724        13,500   SH         SOLE               13,500
CIENA CORP                     COM       171779101       14,098       467,000   SH         SOLE              467,000
CISCO SYSTEMS, INC.            COM       17275R102        5,385        86,970   SH         SOLE               80,000          6,970
CONCORD COMMUNICATIONS, INC.   COM       206186108        2,475        55,000   SH         SOLE               55,000
CONCUR TECHNOLOGIES, INC.      COM       206708109          293        10,400   SH         SOLE               10,400
CONEXANT SYSTEMS, INC.         COM       207142100       12,919       223,542   SH         SOLE              223,542
CREE, INC.                     COM       225447101          769        10,000   SH         SOLE               10,000
CRITICAL PATH, INC.            COM       22674V100          277         5,000   SH         SOLE                5,000
CYMER, INC.                    COM       232572107        3,875       155,000   SH         SOLE              155,000
ENDOCARDIAL SOLUTIONS, INC.    COM       292962107        2,634       279,100   SH         SOLE              279,100
ENDOSONICS CORP.               COM       29264K105        4,600       657,200   SH         SOLE              657,200
EXODUS COMMUNICATIONS, INC.    COM       302088109          696         5,800   SH         SOLE                5,800
FVC.COM, INC.                  COM       30266P100        1,550       238,500   SH         SOLE              238,500
GALILEO TECHNOLOGY LTD. - IS   ADR       M47298100       15,714       346,800   SH         SOLE              346,800
GENESIS MICROCHIP INC.         COM       371933102          614        26,000   SH         SOLE               26,000
GLOBESPAN, INC.                COM       379571102        9,182       231,000   SH         SOLE              231,000
GLOBIX CORPORATION             COM       37957F101        7,600       172,000   SH         SOLE              172,000
GUIDANT CORPORATION            COM       401698105        5,545       107,800   SH         SOLE              107,800
HEWLETT-PACKARD COMPANY        COM       428236103        1,307        13,000   SH         SOLE               13,000
I2 TECHNOLOGIES, INC.          COM       465754109        1,591        37,000   SH         SOLE               37,000
IBM CORP.                      COM       459200101        2,935        22,710   SH         SOLE               22,710
IGEN INTERNATIONAL, INC.       COM       449536101          246         8,460   SH         SOLE                8,460
IMMUNEX CORP.                  COM       452528102       23,449       184,000   SH         SOLE              184,000
INTRAWARE, INC.                COM       46118M103          744        31,000   SH         SOLE               31,000
KLA-TENCOR CORP.               COM       482480100        4,893        76,840   SH         SOLE               76,840
LEGATO SYSTEMS, INC.           COM       524651106          606        10,500   SH         SOLE               10,500
LEVEL ONE COMMUNICATIONS, IN   COM       527295109        4,507        92,100   SH         SOLE               92,100
LUCENT TECHNOLOGIES, INC.      COM       549463107        4,380        64,951   SH         SOLE               64,951
MEDIMMUNE, INC.                COM       584699102          440         6,500   SH         SOLE                6,500
MEDTRONIC, INC.                COM       585055106        2,940        37,753   SH         SOLE               37,753
MERCK & COMPANY, INC.          COM       589331107          888        12,000   SH         SOLE               12,000
MICROSOFT CORP.                COM       594918104        3,612        40,046   SH         SOLE               40,046
MMC NETWORKS INC.              COM       55308N102        1,029        23,000   SH         SOLE               23,000
MOTOROLA, INC.                 COM       620076109        7,533        79,500   SH         SOLE               79,500
NEWBRIDGE NETWORKS CORP.       COM       650901101       15,755       548,000   SH         SOLE              548,000
NOVELLUS SYSTEMS INC.          COM       670008101          785        11,500   SH         SOLE               11,500
NOVOSTE CORP.                  COM       67010C100        1,537        73,200   SH         SOLE               73,200
OAK INDUSTRIES, INC.           COM       671400505       11,577       265,000   SH         SOLE              265,000
ORACLE CORPORATION             COM       68389X105        4,953       139,354   SH         SOLE              115,646         23,708
P-COM, INC.                    COM       693262107        1,063       203,000   SH         SOLE              203,000
PERVASIVE SOFTWARE INC.        COM       715710109        8,594       345,500   SH         SOLE              345,500
PMC-SIERRA, INC.               COM       69344F106       31,628       537,884   SH         SOLE              537,884
QUADRAMED CORP.                COM       74730W101        2,953       363,500   SH         SOLE              363,500
QUALCOMM INC                   COM       747525103        4,305        30,000   SH         SOLE               30,000
RADIANCE MEDICAL SYSTEMS, IN   COM       750241101        1,424       484,900   SH         SOLE              484,900
SAP AG-SPONSORED ADR           ADR       803054204          277         8,000   SH         SOLE                8,000
SEPRACOR INC.                  COM       817315104          366         4,500   SH         SOLE                4,500
SPEEDFAM-IPEC, INC.            COM       847705100        4,248       264,475   SH         SOLE              264,475
STERLING COMMERCE, INC.        COM       859205106          767        21,000   SH         SOLE               21,000
SUN MICROSYSTEMS, INC.         COM       866810104        2,946        45,560   SH         SOLE               34,440         11,120
TELLABS, INC.                  COM       879664100        2,027        30,000   SH         SOLE               30,000
TERADYNE, INC.                 COM       880770102        2,773        39,892   SH         SOLE               39,892
TEXAS INSTRUMENTS, INC.        COM       882508104        1,974        16,980   SH         SOLE               16,980
TRANSWITCH CORP.               COM       894065101        1,767        37,300   SH         SOLE               37,300
TRIQUINT SEMICONDUCTOR, INC.   COM       89674K103       20,873       367,400   SH         SOLE              367,400
UNIPHASE CORP.                 COM       909149106          598         3,600   SH         SOLE                3,600
V3 SEMICONDUCTOR, INC.         COM       918392101          350        50,000   SH         SOLE               50,000
VERISIGN INC.                  COM       92343E102          992        11,500   SH         SOLE               11,500
VIGNETTE CORPORATION           COM       926734104          413         5,500   SH         SOLE                5,500
VITESSE SEMICONDUCTOR CORP.    COM       928497106        5,246        79,578   SH         SOLE               76,000          3,578
XILINX, INC.                   COM       983919101        2,477        46,550   SH         SOLE               40,000          6,550
ZORAN CORP.                    COM       98975F101        9,187       548,500   SH         SOLE              548,500

REPORT SUMMARY:                84                       421,516